UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       KS Management Corp.

Address:    11 West 42nd Street, 30th Floor
            New York, New York 10036

13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Jack Swain
Title:  Chief Investment Officer/Chief Compliance Officer
Phone:  (212) 764-3500


Signature, Place and Date of Signing:

/s/   Jack Swain              New York, New York            August 4, 2006

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       39

Form 13F Information Table Value Total:       $141,054



List of Other Included Managers:  None


                                                    FORM 13F INFORMATION TABLE


                                                        KS Management Corp.
                                                           Date: 6/30/06

          COLUMN 1                COLUMN 2         COLUMN 3   COLUMN 4       COLUMN 5      COLUMN 6  COLUMN 7   COULMN 8

                                                               VALUE     SHRS OR SH/ PUT/ INVESTMENT  OTHER  VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS       CUSIP      (x $1000) PRN AMT PRN CALL DISCRETION  MGRS SOLE    SHARED    NONE
AGREE REALTY CORP                    COM           008492100   1552       45700  SH         SOLE             SOLE
ALDERWOODS GROUP INC                 COM           014383103   1588       81600  SH         SOLE             SOLE
AMERICAN RETIREMENT CORP             COM           028913101   1311       40000  SH         SOLE             SOLE
ARAMARK CORP                         CL B          038521100   5066      153000  SH         SOLE             SOLE
ATLAS AIR WORLDWIDE HLDGS IN         COM NEW       049164205   2937       59888  SH         SOLE             SOLE
AZTAR CORP                           COM           054802103   4323       83200  SH         SOLE             SOLE
BELLSOUTH CORP                       COM           079860102   6371      176000  SH         SOLE             SOLE
CALIFORNIA COASTAL CMNTYS IN         COM NEW       129915203   2906       90810  SH         SOLE             SOLE
CARRAMERICA RLTY CORP                COM           144418100   8045      180600  SH         SOLE             SOLE
COMMERCIAL CAP BANCORP INC           COM           20162L105   6158      391000  SH         SOLE             SOLE
CHIQUITA BRANDS INTL INC             COM           170032809    586       42498  SH         SOLE             SOLE
CONSTELLATION ENERGY GROUP I         COM           210371100   3871       71000  SH         SOLE             SOLE
DIAGNOSTIC PRODS CORP                COM           252450101   4362       75000  SH         SOLE             SOLE
EXCEL TECHNOLOGY INC                 COM           30067T103   5986      200073  SH         SOLE             SOLE
EXTENDICARE INC CDA                  SUB VTG SH    30224T871   4062      191600  SH         SOLE             SOLE
FALCONBRIDGE LTD NEW 2005            COM           306104100   7663      145500  SH         SOLE             SOLE
HAYES LEMMERZ INTL INC               COM NEW       420781304    408      128696  SH         SOLE             SOLE
KCS ENERGY INC                       COM           482434206   4072      137100  SH         SOLE             SOLE
KERR MCGEE CORP                      COM           492386107   6492       93600  SH         SOLE             SOLE
KERZNER INTERNATIONAL LTD            SHS           P6065Y107   3171       40000  SH         SOLE             SOLE
KEYSPAN CORP                         COM           49337W100   2020       50000  SH         SOLE             SOLE
LONGVIEW FIBRE CO                    COM           543213102   3161      165600  SH         SOLE             SOLE
LORAL SPACE & COMMUNICATNS L         COM           543881106   1954       68871  SH         SOLE             SOLE
MAVERICK TUBE CORP                   COM           577914104   2149       34000  SH         SOLE             SOLE
MIRANT CORP NEW                      COM           60467R100   3767      140583  SH         SOLE             SOLE
NORTH FORK BANCORPORATION NY         COM           659424105   2051       68000  SH         SOLE             SOLE
NORTHWESTERN CORP                    COM NEW       668074305   9906      288400  SH         SOLE             SOLE
NRG ENERGY INC                       COM NEW       629377508   1165       24172  SH         SOLE             SOLE
PORTLAND GEN ELEC CO                 COM NEW       736508847    874       35015  SH         SOLE             SOLE
PUBLIC SVC ENTERPRISE GROUP          COM           744573106   8794      133000  SH         SOLE             SOLE
RUSSELL CORP                         COM           782352108   6097      335700  SH         SOLE             SOLE
SSA GLOBAL TECHNOLOGIES INC          COM           78465P108   3081      159000  SH         SOLE             SOLE
WEST CORP                            COM           952355105   3114       65000  SH         SOLE             SOLE
TEXAS REGL BANCSHARES INC            CL A VTG      882673106   2154       56800  SH         SOLE             SOLE
TRIZEC PROPERTIES INC                COM           89687P107   1718       60000  SH         SOLE             SOLE
TRUMP ENTMT RESORTS                  COM           89816T103    656       32523  SH         SOLE             SOLE
UNIVISION COMMUNICATIONS INC         CL A          914906102   2814       84000  SH         SOLE             SOLE
USA MOBILITY INC                     COM           90341G103    401       24154  SH         SOLE             SOLE
WESTERN GAS RES INC                  COM           958259103   4248       70971  SH         SOLE             SOLE



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